Label	Element	Value
Virtus NFJ Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus AllianzGI Emerging Markets Opportunities Fund, Virtus AllianzGI Focused Growth Fund,

Virtus AllianzGI Global Small-Cap Fund, Virtus AllianzGI Health Sciences Fund,

Virtus AllianzGI Income & Growth Fund, Virtus AllianzGI Mid-Cap Growth Fund,

Virtus AllianzGI Small-Cap Fund, Virtus AllianzGI Technology Fund,

Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund,

Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund

and Virtus NFJ Small-Cap Value Fund, (each a “Fund”, and together, the “Funds”),

each a series of Virtus Investment Trust

Supplement dated September 8, 2021 to the Summary Prospectuses and the Virtus Investment Trust

Statutory Prospectus, each dated February 1, 2021, as supplemented

Important Notice to Investors

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus NFJ Dividend Value Fund
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The 1-Year Return Before Taxes (“Returns”) for Class C shares were understated in the Average Annual Total Return Table in each Fund’s summary prospectus and in the summary section of the Funds’ statutory prospectus. The Returns are therefore hereby corrected for each of the Funds as follows:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus NFJ Dividend Value Fund | C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.21%)